Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000197647 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 Corporate Bond ETF
Class Name	Invesco BulletShares 2027 Corporate Bond ETF
Trading Symbol	BSCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.61%, differed from the return of the Index, 7.68%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the consumer finance and capital markets industries, respectively.
Positions | Citigroup, Inc., 4.45% coupon, due 9/29/2027, a banks company, followed by Warnermedia Holdings, Inc., 3.76% coupon, due 3/15/2027, an entertainment company.
What detracted from performance?
Industry Allocations |  Construction & engineering industry.
Positions | DTE Energy Co., 4.95% coupon, due 7/1/2027, a multi-utilities company, followed by Quanta Services, Inc. 4.75% coupon, due 8/9/2027, a construction & engineering company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/27/17)
Invesco BulletShares 2027 Corporate Bond ETF — NAV Return	7.61%	1.65%	2.86%
Invesco BulletShares 2027 Corporate Bond ETF — Market Price Return	7.65%	1.61%	2.87%
Invesco BulletShares® USD Corporate Bond 2027 Index	7.68%	1.73%	3.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.30%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.23%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,148,252,821
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 1,599,700
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,148,252,821
Total number of portfolio holdings	473
Total advisory fees paid	$1,599,700
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.90%
Citigroup, Inc., 4.45%, 09/29/2027	0.88%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	0.88%
Amazon.com, Inc., 3.15%, 08/22/2027	0.78%
Verizon Communications, Inc., 4.13%, 03/16/2027	0.74%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.68%
Morgan Stanley, 3.63%, 01/20/2027	0.68%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	0.66%
Oracle Corp., 3.25%, 11/15/2027	0.61%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.90%
Citigroup, Inc., 4.45%, 09/29/2027	0.88%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	0.88%
Amazon.com, Inc., 3.15%, 08/22/2027	0.78%
Verizon Communications, Inc., 4.13%, 03/16/2027	0.74%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.68%
Morgan Stanley, 3.63%, 01/20/2027	0.68%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	0.66%
Oracle Corp., 3.25%, 11/15/2027	0.61%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.60%
* Excluding money market fund holdings, if any.

C000197653 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2024 Corporate Bond ETF
Class Name	Invesco BulletShares 2024 Corporate Bond ETF
Trading Symbol	BSCO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2024 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2024 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2024 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.77%, differed from the return of the Index, 5.86%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the consumer finance and capital markets industries, respectively.
Positions | AbbVie, Inc., 2.60% coupon, due 11/21/2024, a biotechnology company, followed by Credit Suisse AG, 3.63% coupon, due 9/9/2024, a capital markets company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/17/14)
Invesco BulletShares 2024 Corporate Bond ETF — NAV Return	5.77%	2.30%	3.48%
Invesco BulletShares 2024 Corporate Bond ETF — Market Price Return	5.72%	2.26%	3.47%
Invesco BulletShares® USD Corporate Bond 2024 Index	5.86%	2.45%	3.65%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.76%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.79%

Performance Inception Date	Sep. 17, 2014
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,844,552,687
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 3,453,570
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,844,552,687
Total number of portfolio holdings	119
Total advisory fees paid	$3,453,570
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 5.12%-5.20%, 10/17/2024	12.23%
U.S. Treasury Bills, 5.26%-5.27%, 09/19/2024	9.01%
U.S. Treasury Bills, 5.05%-5.06%, 11/21/2024	6.26%
AbbVie, Inc., 2.60%, 11/21/2024	2.50%
Morgan Stanley, 3.70%, 10/23/2024	2.05%
JPMorgan Chase & Co., 3.88%, 09/10/2024	1.99%
UBS AG, 3.63%, 09/09/2024	1.87%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	1.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/2024	1.51%
Wells Fargo & Co., 3.30%, 09/09/2024	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 5.12%-5.20%, 10/17/2024	12.23%
U.S. Treasury Bills, 5.26%-5.27%, 09/19/2024	9.01%
U.S. Treasury Bills, 5.05%-5.06%, 11/21/2024	6.26%
AbbVie, Inc., 2.60%, 11/21/2024	2.50%
Morgan Stanley, 3.70%, 10/23/2024	2.05%
JPMorgan Chase & Co., 3.88%, 09/10/2024	1.99%
UBS AG, 3.63%, 09/09/2024	1.87%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	1.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/2024	1.51%
Wells Fargo & Co., 3.30%, 09/09/2024	1.50%
* Excluding money market fund holdings, if any.

C000197654 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2024 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2024 High Yield Corporate Bond ETF
Trading Symbol	BSJO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2024 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2024 High Yield Corporate Bond ETF	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2024 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.17%, differed from the return of the Index, 7.68%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Media industry, followed by the broadline retail and industrial conglomerates industries, respectively.
Positions | DISH DBS Corp., 5.88% coupon, due 11/15/2024, a media company, followed by U.S. Treasury Bill, due 8/15/2024 (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Ford Motor Credit Co. LLC, 4.06% coupon, due 11/1/2024, an automobiles company (no longer held at fiscal year-end), followed by Taylor Morrison Communities, Inc., 5.63% coupon, due 3/1/2024, a household durables company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/14/16)
Invesco BulletShares 2024 High Yield Corporate Bond ETF — NAV Return	7.17%	3.05%	3.99%
Invesco BulletShares 2024 High Yield Corporate Bond ETF — Market Price Return	6.93%	3.02%	3.97%
Invesco BulletShares® USD High Yield Corporate Bond 2024 Index	7.68%	3.75%	4.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.20%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.46%	5.19%

Performance Inception Date	Sep. 14, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 543,412,031
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 2,819,377
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$543,412,031
Total number of portfolio holdings	13
Total advisory fees paid	$2,819,377
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 5.14%-5.20%, 10/17/2024	61.08%
U.S. Treasury Bills, 5.25%-5.26%, 09/19/2024	15.79%
DISH DBS Corp., 5.88%, 11/15/2024	5.68%
Vericast Corp., Term Loan, 13.03%, 06/16/2026	5.54%
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	3.48%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024	3.07%
Navient Corp., 5.88%, 10/25/2024	2.67%
Owens & Minor, Inc., 4.38%, 12/15/2024	1.01%
Starwood Property Trust, Inc., 3.75%, 12/31/2024	0.73%
Rakuten Group, Inc., 10.25%, 11/30/2024	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 5.14%-5.20%, 10/17/2024	61.08%
U.S. Treasury Bills, 5.25%-5.26%, 09/19/2024	15.79%
DISH DBS Corp., 5.88%, 11/15/2024	5.68%
Vericast Corp., Term Loan, 13.03%, 06/16/2026	5.54%
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	3.48%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024	3.07%
Navient Corp., 5.88%, 10/25/2024	2.67%
Owens & Minor, Inc., 4.38%, 12/15/2024	1.01%
Starwood Property Trust, Inc., 3.75%, 12/31/2024	0.73%
Rakuten Group, Inc., 10.25%, 11/30/2024	0.60%
* Excluding money market fund holdings, if any.

C000197655 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2025 Corporate Bond ETF
Class Name	Invesco BulletShares 2025 Corporate Bond ETF
Trading Symbol	BSCP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2025 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 6.10%, differed from the return of the Index, 6.20%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the consumer finance and capital markets industries, respectively.
Positions | Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91% coupon, due 7/23/2025, a media company, followed by Visa, Inc., 3.15% coupon, due 12/14/2025, a financial services company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/07/15)
Invesco BulletShares 2025 Corporate Bond ETF — NAV Return	6.10%	1.98%	3.28%
Invesco BulletShares 2025 Corporate Bond ETF — Market Price Return	6.10%	1.97%	3.28%
Invesco BulletShares® USD Corporate Bond 2025 Index	6.20%	2.09%	3.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.57%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.86%

Performance Inception Date	Oct. 07, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,074,369,572
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 3,541,341
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,074,369,572
Total number of portfolio holdings	452
Total advisory fees paid	$3,541,341
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Visa, Inc., 3.15%, 12/14/2025	0.85%
AbbVie, Inc., 3.60%, 05/14/2025	0.81%
Boeing Co. (The), 4.88%, 05/01/2025	0.76%
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	0.75%
Oracle Corp., 2.50%, 04/01/2025	0.75%
Morgan Stanley, 4.00%, 07/23/2025	0.65%
Microsoft Corp., 3.13%, 11/03/2025	0.64%
CVS Health Corp., 3.88%, 07/20/2025	0.61%
Exxon Mobil Corp., 2.99%, 03/19/2025	0.59%
Shell International Finance B.V., 3.25%, 05/11/2025	0.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Visa, Inc., 3.15%, 12/14/2025	0.85%
AbbVie, Inc., 3.60%, 05/14/2025	0.81%
Boeing Co. (The), 4.88%, 05/01/2025	0.76%
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	0.75%
Oracle Corp., 2.50%, 04/01/2025	0.75%
Morgan Stanley, 4.00%, 07/23/2025	0.65%
Microsoft Corp., 3.13%, 11/03/2025	0.64%
CVS Health Corp., 3.88%, 07/20/2025	0.61%
Exxon Mobil Corp., 2.99%, 03/19/2025	0.59%
Shell International Finance B.V., 3.25%, 05/11/2025	0.59%
* Excluding money market fund holdings, if any.

C000197656 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 Corporate Bond ETF
Class Name	Invesco BulletShares 2026 Corporate Bond ETF
Trading Symbol	BSCQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 6.92%, differed from the return of the Index, 6.97%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the capital markets and consumer finance industries, respectively.
Positions | Boeing Co. (The), 2.20% coupon, due 2/4/2026, an aerospace & defense company, followed by AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45% coupon, due 10/29/2026, a financial services company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Hughes Satellite Systems Corp., 5.25% coupon, due 8/1/2026, a communications equipment company (no longer held at fiscal year-end), followed by EQM Midstream Partners L.P., 4.13% coupon, due 12/1/2026, an oil, gas & consumable fuels company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/14/16)
Invesco BulletShares 2026 Corporate Bond ETF — NAV Return	6.92%	1.75%	2.70%
Invesco BulletShares 2026 Corporate Bond ETF — Market Price Return	6.97%	1.73%	2.72%
Invesco BulletShares® USD Corporate Bond 2026 Index	6.97%	1.87%	2.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.20%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.31%

Performance Inception Date	Sep. 14, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,712,161,924
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 2,724,461
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,712,161,924
Total number of portfolio holdings	467
Total advisory fees paid	$2,724,461
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 2.20%, 02/04/2026	1.08%
Microsoft Corp., 2.40%, 08/08/2026	0.79%
AbbVie, Inc., 2.95%, 11/21/2026	0.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	0.73%
Wells Fargo & Co., 3.00%, 04/22/2026	0.69%
Wells Fargo & Co., 3.00%, 10/23/2026	0.69%
Apple, Inc., 3.25%, 02/23/2026	0.65%
Morgan Stanley, 3.88%, 01/27/2026	0.61%
Morgan Stanley, 3.13%, 07/27/2026	0.60%
Citigroup, Inc., 3.20%, 10/21/2026	0.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boeing Co. (The), 2.20%, 02/04/2026	1.08%
Microsoft Corp., 2.40%, 08/08/2026	0.79%
AbbVie, Inc., 2.95%, 11/21/2026	0.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	0.73%
Wells Fargo & Co., 3.00%, 04/22/2026	0.69%
Wells Fargo & Co., 3.00%, 10/23/2026	0.69%
Apple, Inc., 3.25%, 02/23/2026	0.65%
Morgan Stanley, 3.88%, 01/27/2026	0.61%
Morgan Stanley, 3.13%, 07/27/2026	0.60%
Citigroup, Inc., 3.20%, 10/21/2026	0.59%
* Excluding money market fund holdings, if any.

C000197657 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Pricing Power ETF
Class Name	Invesco Bloomberg Pricing Power ETF
Trading Symbol	POWA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Bloomberg Pricing Power ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Pricing Power ETF	$48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large- and mid-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Despite primarily investing in U.S. large- and mid-cap equities, the Fund underperformed the broader market primarily due to its significant underweight allocation to information technology, the strongest performing sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg Pricing Power Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 22.90%, differed from the return of the Index, 23.41%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the health care and consumer discretionary sectors, respectively.
Positions | Costco Wholesale Corp., a consumer staples company, and Trane Technologies PLC, an industrials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Paycom Software, Inc., an industrials company (no longer held at fiscal year-end), and Humana Inc., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Pricing Power ETF — NAV Return	22.90%	10.79%	9.81%
Invesco Bloomberg Pricing Power ETF — Market Price Return	22.85%	10.78%	9.80%
Blended - Invesco Bloomberg Pricing Power Benchmark	23.41%	11.38%	10.42%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Aug. 28, 2023
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 195,428,106
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 784,274
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$195,428,106
Total number of portfolio holdings	53
Total advisory fees paid	$784,274
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Best Buy Co., Inc.	2.68%
Iron Mountain, Inc.	2.63%
Lockheed Martin Corp.	2.27%
HEICO Corp.	2.24%
Walmart, Inc.	2.22%
Autodesk, Inc.	2.21%
Cardinal Health, Inc.	2.20%
MSCI, Inc.	2.17%
CRH PLC	2.13%
Lowe's Cos., Inc.	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Best Buy Co., Inc.	2.68%
Iron Mountain, Inc.	2.63%
Lockheed Martin Corp.	2.27%
HEICO Corp.	2.24%
Walmart, Inc.	2.22%
Autodesk, Inc.	2.21%
Cardinal Health, Inc.	2.20%
MSCI, Inc.	2.17%
CRH PLC	2.13%
Lowe's Cos., Inc.	2.11%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on August 28, 2023.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000197658 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2025 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2025 High Yield Corporate Bond ETF
Trading Symbol	BSJP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2025 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 High Yield Corporate Bond ETF	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.28%, differed from the return of the Index, 10.01%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Hotels, restaurants & leisure industry, followed by the oil, gas & consumable fuels and health care providers & services industries, respectively.
Positions | Veritas US Inc./Veritas Bermuda Ltd., 7.50% coupon, due 9/1/2025, a software company, followed by RP Escrow Issuer LLC, 5.25% coupon, due 12/15/2025, a health care providers & services company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  Metals & mining industry.
Positions | CommScope Technologies LLC, 6.00% coupon, due 9/15/2025, a communications equipment company (no longer held at fiscal year-end), followed by Sabre GLBL, Inc., 7.38% coupon, due 9/1/2025, a hotels, restaurants & leisure company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/27/17)
Invesco BulletShares 2025 High Yield Corporate Bond ETF — NAV Return	9.28%	4.49%	4.48%
Invesco BulletShares 2025 High Yield Corporate Bond ETF — Market Price Return	9.12%	4.47%	4.49%
Invesco BulletShares® USD High Yield Corporate Bond 2025 Index	10.01%	5.46%	5.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.30%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.46%	4.54%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,025,646,178
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,833,790
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,025,646,178
Total number of portfolio holdings	76
Total advisory fees paid	$3,833,790
Portfolio turnover rate	83%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Caesars Entertainment, Inc., 8.13%, 07/01/2027	3.64%
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025	3.46%
Bausch Health Cos., Inc., 5.50%, 11/01/2025	3.13%
WESCO Distribution, Inc., 7.25%, 06/15/2028	3.01%
Carnival Corp., 10.50%, 06/01/2030	2.67%
CITGO Petroleum Corp., 7.00%, 06/15/2025	2.40%
Spirit AeroSystems, Inc., 9.38%, 11/30/2029	2.40%
New Fortress Energy, Inc., 6.75%, 09/15/2025	2.09%
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028	1.88%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Caesars Entertainment, Inc., 8.13%, 07/01/2027	3.64%
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025	3.46%
Bausch Health Cos., Inc., 5.50%, 11/01/2025	3.13%
WESCO Distribution, Inc., 7.25%, 06/15/2028	3.01%
Carnival Corp., 10.50%, 06/01/2030	2.67%
CITGO Petroleum Corp., 7.00%, 06/15/2025	2.40%
Spirit AeroSystems, Inc., 9.38%, 11/30/2029	2.40%
New Fortress Energy, Inc., 6.75%, 09/15/2025	2.09%
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028	1.88%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026	1.86%
* Excluding money market fund holdings, if any.

C000201205 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Investment Grade Defensive ETF
Class Name	Invesco Investment Grade Defensive ETF
Trading Symbol	IIGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Investment Grade Defensive ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Investment Grade Defensive ETF	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Investment Grade Defensive Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.84%, differed from the return of the Index, 8.02%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and utilities sectors, respectively.
Positions | PNC Bank N.A., 4.05% coupon, due 7/26/2028, a banks company, followed by KeyBank N.A., 5.85% coupon, due 11/15/2027, a banks company.
What detracted from performance?
Sector Allocations |  No sector detracted from the Fund's performance during the period.
Positions | Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06% coupon, due 12/15/2026, an energy equipment & services company (no longer held at fiscal year-end), followed by Microchip Technology, Inc., 4.25% coupon, due 9/1/2025, a semiconductors & semiconductor equipment company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (07/25/18)
Invesco Investment Grade Defensive ETF — NAV Return	7.84%	1.45%	2.55%
Invesco Investment Grade Defensive ETF — Market Price Return	7.88%	1.40%	2.58%
Invesco Investment Grade Defensive Index	8.02%	1.67%	2.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.67%
iBoxx USD Liquid Investment Grade Index	9.61%	0.43%	2.88%

Performance Inception Date	Jul. 25, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the iBoxx USD Liquid Investment Grade Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 45,442,081
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 72,417
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$45,442,081
Total number of portfolio holdings	154
Total advisory fees paid	$72,417
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Truist Financial Corp., 1.13%, 08/03/2027	0.71%
Kroger Co. (The), 2.65%, 10/15/2026	0.71%
Wells Fargo & Co., 3.00%, 10/23/2026	0.71%
DR Horton, Inc., 1.30%, 10/15/2026	0.70%
United Parcel Service, Inc., 3.05%, 11/15/2027	0.70%
Duke Energy Corp., 2.65%, 09/01/2026	0.70%
Fifth Third Bancorp, 2.55%, 05/05/2027	0.70%
National Securities Clearing Corp., 4.90%, 06/26/2029	0.70%
Alphabet, Inc., 1.10%, 08/15/2030	0.70%
Jackson National Life Global Funding, 5.55%, 07/02/2027	0.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Truist Financial Corp., 1.13%, 08/03/2027	0.71%
Kroger Co. (The), 2.65%, 10/15/2026	0.71%
Wells Fargo & Co., 3.00%, 10/23/2026	0.71%
DR Horton, Inc., 1.30%, 10/15/2026	0.70%
United Parcel Service, Inc., 3.05%, 11/15/2027	0.70%
Duke Energy Corp., 2.65%, 09/01/2026	0.70%
Fifth Third Bancorp, 2.55%, 05/05/2027	0.70%
National Securities Clearing Corp., 4.90%, 06/26/2029	0.70%
Alphabet, Inc., 1.10%, 08/15/2030	0.70%
Jackson National Life Global Funding, 5.55%, 07/02/2027	0.70%
* Excluding money market fund holdings, if any.

C000202950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 Corporate Bond ETF
Class Name	Invesco BulletShares 2028 Corporate Bond ETF
Trading Symbol	BSCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.37%, differed from the return of the Index, 8.43%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the consumer finance and capital markets industries, respectively.
Positions | AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00% coupon, due 10/29/2028, a financial services company, followed by CVS Health Corp., 4.30% coupon, due 3/25/2028, a health care providers & services company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | EQM Midstream Partners L.P., 5.50% coupon, due 7/15/2028, an oil, gas & consumable fuels company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (08/09/18)
Invesco BulletShares 2028 Corporate Bond ETF — NAV Return	8.37%	1.51%	3.57%
Invesco BulletShares 2028 Corporate Bond ETF — Market Price Return	8.47%	1.49%	3.57%
Invesco BulletShares® USD Corporate Bond 2028 Index	8.43%	1.63%	3.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.66%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.72%

Performance Inception Date	Aug. 09, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,891,346,207
Holdings Count | Holding	371
Advisory Fees Paid, Amount	$ 1,325,947
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,891,346,207
Total number of portfolio holdings	371
Total advisory fees paid	$1,325,947
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.46%
Amgen, Inc., 5.15%, 03/02/2028	1.13%
Cigna Group (The), 4.38%, 10/15/2028	1.11%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	1.03%
RTX Corp., 4.13%, 11/16/2028	0.87%
UBS AG, 7.50%, 02/15/2028	0.80%
Sprint Capital Corp., 6.88%, 11/15/2028	0.79%
Citibank N.A., 5.80%, 09/29/2028	0.76%
Verizon Communications, Inc., 2.10%, 03/22/2028	0.76%
Apple, Inc., 1.20%, 02/08/2028	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.46%
Amgen, Inc., 5.15%, 03/02/2028	1.13%
Cigna Group (The), 4.38%, 10/15/2028	1.11%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	1.03%
RTX Corp., 4.13%, 11/16/2028	0.87%
UBS AG, 7.50%, 02/15/2028	0.80%
Sprint Capital Corp., 6.88%, 11/15/2028	0.79%
Citibank N.A., 5.80%, 09/29/2028	0.76%
Verizon Communications, Inc., 2.10%, 03/22/2028	0.76%
Apple, Inc., 1.20%, 02/08/2028	0.67%
* Excluding money market fund holdings, if any.

C000202951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2026 High Yield Corporate Bond ETF
Trading Symbol	BSJQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 High Yield Corporate Bond ETF	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.13%, differed from the return of the Index, 9.81%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the commercial services & supplies and hotels, restaurants & leisure industries, respectively.
Positions | Connect Finco S.a.r.l./Connect US Finco LLC, 6.75% coupon, due 10/1/2026, a diversified telecommunication services company, followed by DISH DBS Corp., 5.25% coupon, due 12/1/2026, a media company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Enviva Partners L.P./Enviva Partners Finance Corp., 6.50% coupon, due 1/15/2026, an oil, gas & consumable fuels company (no longer held at fiscal year-end), followed by Hughes Satellite Systems Corp., 5.25% coupon, due 8/1/2026, a communications equipment company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (08/09/18)
Invesco BulletShares 2026 High Yield Corporate Bond ETF — NAV Return	9.13%	3.66%	4.51%
Invesco BulletShares 2026 High Yield Corporate Bond ETF — Market Price Return	8.97%	3.62%	4.52%
Invesco BulletShares® USD High Yield Corporate Bond 2026 Index	9.81%	4.52%	5.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.66%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.46%	4.81%

Performance Inception Date	Aug. 09, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 641,325,582
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,861,957
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$641,325,582
Total number of portfolio holdings	134
Total advisory fees paid	$1,861,957
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.25%, 12/01/2026	2.72%
Western Digital Corp., 4.75%, 02/15/2026	2.67%
Newell Brands, Inc., 5.70%, 04/01/2026	2.32%
Connect Finco S.a.r.l./Connect US Finco LLC, 6.75%, 10/01/2026	2.31%
United AirLines, Inc., 4.38%, 04/15/2026	2.29%
OneMain Finance Corp., 7.13%, 03/15/2026	1.91%
Civitas Resources, Inc., 8.75%, 07/01/2031	1.71%
Brand Industrial Services, Inc., 10.38%, 08/01/2030	1.70%
Carnival Corp., 7.63%, 03/01/2026	1.60%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH DBS Corp., 5.25%, 12/01/2026	2.72%
Western Digital Corp., 4.75%, 02/15/2026	2.67%
Newell Brands, Inc., 5.70%, 04/01/2026	2.32%
Connect Finco S.a.r.l./Connect US Finco LLC, 6.75%, 10/01/2026	2.31%
United AirLines, Inc., 4.38%, 04/15/2026	2.29%
OneMain Finance Corp., 7.13%, 03/15/2026	1.91%
Civitas Resources, Inc., 8.75%, 07/01/2031	1.71%
Brand Industrial Services, Inc., 10.38%, 08/01/2030	1.70%
Carnival Corp., 7.63%, 03/01/2026	1.60%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030	1.57%
* Excluding money market fund holdings, if any.

C000203478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFITM Strategic US ETF
Class Name	Invesco RAFITM Strategic US ETF
Trading Symbol	IUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco RAFITM Strategic US ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFITM Strategic US ETF	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large- and mid-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Despite primarily investing in U.S. large- and mid-cap equities, the Fund underperformed the broader market primarily due to its significant underweight allocation to information technology, the strongest performing sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Strategic US Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 22.08%, differed from the return of the Index, 22.27%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and financials sectors, respectively.
Positions | Meta Platforms Inc., Class A, a communication services company, and Apple Inc., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Walgreens Boots Alliance, Inc., a consumer staples company, and Intel Corp., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/12/18)
Invesco RAFITM Strategic US ETF — NAV Return	22.08%	16.87%	14.14%
Invesco RAFITM Strategic US ETF — Market Price Return	22.08%	16.87%	14.14%
Invesco Strategic US Index	22.27%	17.07%	14.32%
Russell 3000® Index	26.14%	15.19%	12.92%
Russell 1000® Index	26.60%	15.55%	13.42%

Performance Inception Date	Sep. 12, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 564,386,508
Holdings Count | Holding	554
Advisory Fees Paid, Amount	$ 721,796
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$564,386,508
Total number of portfolio holdings	554
Total advisory fees paid	$721,796
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.95%
Alphabet, Inc., Class A	3.50%
Berkshire Hathaway, Inc., Class B	3.08%
Microsoft Corp.	2.77%
Exxon Mobil Corp.	2.43%
Meta Platforms, Inc., Class A	2.08%
Amazon.com, Inc.	1.87%
UnitedHealth Group, Inc.	1.60%
Chevron Corp.	1.58%
AT&T, Inc.	1.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	4.95%
Alphabet, Inc., Class A	3.50%
Berkshire Hathaway, Inc., Class B	3.08%
Microsoft Corp.	2.77%
Exxon Mobil Corp.	2.43%
Meta Platforms, Inc., Class A	2.08%
Amazon.com, Inc.	1.87%
UnitedHealth Group, Inc.	1.60%
Chevron Corp.	1.58%
AT&T, Inc.	1.22%
* Excluding money market fund holdings, if any.

C000203488 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 Municipal Bond ETF
Class Name	Invesco BulletShares 2028 Municipal Bond ETF
Trading Symbol	BSMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2028 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 4.59%, differed from the return of the Index, 4.95%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and operating expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | Texas (State of) Water Development Board, 4.00% coupon, due 10/15/2036, followed by Pecos Barstow Toyah Independent School District, 5.00% coupon, due 2/15/2035.
What detracted from performance?
State Allocations |  Oklahoma bonds.
Positions | Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), 5.00% coupon, due 1/15/2028 (no longer held at fiscal year-end), followed by New York (City of), NY, Series 2017 C, 5.00% coupon, due 8/1/2028.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2028 Municipal Bond ETF — NAV Return	4.59%	0.67%
Invesco BulletShares 2028 Municipal Bond ETF — Market Price Return	4.05%	0.63%
Invesco BulletShares® Municipal Bond 2028 Index	4.95%	0.98%
Bloomberg Municipal Bond Index	6.09%	1.20%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 121,925,673
Holdings Count | Holding	1,094
Advisory Fees Paid, Amount	$ 169,294
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$121,925,673
Total number of portfolio holdings	1,094
Total advisory fees paid	$169,294
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.92%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB, 5.00%, 07/01/2028	0.90%
Texas (State of) Water Development Board, Series 2018 B, RB, 4.00%, 10/15/2036	0.88%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.72%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.70%
Georgia (State of), Series 2017 C, Ref. GO Bonds, 5.00%, 07/01/2028	0.69%
Long Island (City of), NY Power Authority, Series 2019 A, RB, 5.00%, 09/01/2031	0.67%
Massachusetts (Commonwealth of), Series 2021, RB, 5.00%, 06/01/2041	0.64%
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB, 5.00%, 07/01/2044	0.63%
Metropolitan Transportation Authority, Series 2012 A, Ref. RB, 3.00%, 11/15/2028	0.62%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.00%, 07/01/2028	0.92%
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB, 5.00%, 07/01/2028	0.90%
Texas (State of) Water Development Board, Series 2018 B, RB, 4.00%, 10/15/2036	0.88%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.72%
Orlando (City of), FL, Series 2018 B, RB, 5.00%, 10/01/2048	0.70%
Georgia (State of), Series 2017 C, Ref. GO Bonds, 5.00%, 07/01/2028	0.69%
Long Island (City of), NY Power Authority, Series 2019 A, RB, 5.00%, 09/01/2031	0.67%
Massachusetts (Commonwealth of), Series 2021, RB, 5.00%, 06/01/2041	0.64%
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB, 5.00%, 07/01/2044	0.63%
Metropolitan Transportation Authority, Series 2012 A, Ref. RB, 3.00%, 11/15/2028	0.62%

C000203493 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2024 Municipal Bond ETF
Class Name	Invesco BulletShares 2024 Municipal Bond ETF
Trading Symbol	BSMO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2024 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2024 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2024 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 3.36%, differed from the return of the Index, 3.63%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | Pennsylvania (Commonwealth of) Economic Development Financing Authority, 4.00% coupon, due 2/1/2040, followed by California (State of) Department of Water Resources, 5.00% coupon, due 12/1/2028.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | California (State of), 5.00% coupon, due 10/1/2032 (no longer held at fiscal year-end), followed by Santa Clara (County of), CA, Series 2014 AS, RB, 3.00% coupon, due 8/1/2031 (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2024 Municipal Bond ETF — NAV Return	3.36%	1.35%
Invesco BulletShares 2024 Municipal Bond ETF — Market Price Return	2.99%	1.30%
Invesco BulletShares® Municipal Bond 2024 Index	3.63%	1.67%
Bloomberg Municipal Bond Index	6.09%	1.20%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 189,266,440
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 369,399
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$189,266,440
Total number of portfolio holdings	386
Total advisory fees paid	$369,399
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB, 5.00%, 12/01/2024	1.06%
Colorado Springs (City of), CO, Series 2014 A-2, RB, 5.00%, 11/15/2024	1.06%
California State University, Series 2014, Ref. RB, 5.00%, 11/01/2024	1.06%
District of Columbia, Series 1998 A, RB, 2.85%, 08/15/2038	1.06%
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, 2.80%, 06/01/2048	1.06%
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 1997 P-1, VRD RB, 2.15%, 07/01/2027	1.06%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B-2, Ref. VRD RB, 3.02%, 07/01/2047	1.06%
Philadelphia (City of), PA, Eighth Series 2009 D, Ref. VRD RB, 2.83%, 08/01/2031	1.06%
Fairfax (County of), VA Economic Development Authority (Smithsonian Institution), Series 2003 A, VRD RB, 2.80%, 12/01/2033	1.06%
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2008 C1, Ref. VRD RB, 2.50%, 07/01/2047	1.06%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB, 5.00%, 12/01/2024	1.06%
Colorado Springs (City of), CO, Series 2014 A-2, RB, 5.00%, 11/15/2024	1.06%
California State University, Series 2014, Ref. RB, 5.00%, 11/01/2024	1.06%
District of Columbia, Series 1998 A, RB, 2.85%, 08/15/2038	1.06%
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, 2.80%, 06/01/2048	1.06%
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 1997 P-1, VRD RB, 2.15%, 07/01/2027	1.06%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B-2, Ref. VRD RB, 3.02%, 07/01/2047	1.06%
Philadelphia (City of), PA, Eighth Series 2009 D, Ref. VRD RB, 2.83%, 08/01/2031	1.06%
Fairfax (County of), VA Economic Development Authority (Smithsonian Institution), Series 2003 A, VRD RB, 2.80%, 12/01/2033	1.06%
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2008 C1, Ref. VRD RB, 2.50%, 07/01/2047	1.06%

C000203494 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2025 Municipal Bond ETF
Class Name	Invesco BulletShares 2025 Municipal Bond ETF
Trading Symbol	BSMP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2025 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2025 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2025 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 3.80%, differed from the return of the Index, 4.00%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | California (State of), 5.00% coupon, due 8/1/2034, followed by New York (State of) Dormitory Authority, 5.00% coupon, due 2/15/2044.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | Austin (City of), TX, 2.95% coupon, due 9/1/2027 (no longer held at fiscal year-end), followed by California (State of) Public Works Board, 5.00% coupon, due 10/1/2025 (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2025 Municipal Bond ETF — NAV Return	3.80%	1.13%
Invesco BulletShares 2025 Municipal Bond ETF — Market Price Return	3.63%	1.15%
Invesco BulletShares® Municipal Bond 2025 Index	4.00%	1.43%
Bloomberg Municipal Bond Index	6.09%	1.20%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 227,889,081
Holdings Count | Holding	1,001
Advisory Fees Paid, Amount	$ 369,331
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$227,889,081
Total number of portfolio holdings	1,001
Total advisory fees paid	$369,331
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds, 5.00%, 10/01/2025	1.06%
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB, 5.00%, 06/15/2027	0.91%
California (State of), Series 2021, GO Bonds, 4.00%, 10/01/2025	0.89%
California (State of), Series 2015, Ref. GO Bonds, 5.00%, 08/01/2034	0.78%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2025	0.77%
New York (State of) Dormitory Authority, Series 2015 B, RB, 5.00%, 02/15/2044	0.70%
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB, 5.00%, 12/01/2025	0.68%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB, 5.00%, 10/01/2025	0.67%
Illinois (State of), Series 2021 A, GO Bonds, 5.00%, 03/01/2025	0.66%
Metropolitan Transportation Authority, Subseries 2015 A-1, RB, 5.00%, 11/15/2040	0.63%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds, 5.00%, 10/01/2025	1.06%
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB, 5.00%, 06/15/2027	0.91%
California (State of), Series 2021, GO Bonds, 4.00%, 10/01/2025	0.89%
California (State of), Series 2015, Ref. GO Bonds, 5.00%, 08/01/2034	0.78%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2025	0.77%
New York (State of) Dormitory Authority, Series 2015 B, RB, 5.00%, 02/15/2044	0.70%
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB, 5.00%, 12/01/2025	0.68%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB, 5.00%, 10/01/2025	0.67%
Illinois (State of), Series 2021 A, GO Bonds, 5.00%, 03/01/2025	0.66%
Metropolitan Transportation Authority, Subseries 2015 A-1, RB, 5.00%, 11/15/2040	0.63%

C000203495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 Municipal Bond ETF
Class Name	Invesco BulletShares 2026 Municipal Bond ETF
Trading Symbol	BSMQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2026 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 4.30%, differed from the return of the Index, 4.43%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  California bonds, followed by New York bonds.
Positions | Metropolitan Transportation Authority (Green Bonds), 5.00% coupon, due 11/15/2036, followed by New York (City of), NY, Series 2017 C, 5.00% coupon, due 8/1/2026.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | Metropolitan Water District of Southern California, 5.00% coupon, due 7/1/2031 (no longer held at fiscal year-end), followed by Columbus (City of), OH, 4.00% coupon, due 8/15/2026 (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2026 Municipal Bond ETF — NAV Return	4.30%	0.73%
Invesco BulletShares 2026 Municipal Bond ETF — Market Price Return	4.11%	0.82%
Invesco BulletShares® Municipal Bond 2026 Index	4.43%	1.18%
Bloomberg Municipal Bond Index	6.09%	1.20%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 215,212,828
Holdings Count | Holding	1,479
Advisory Fees Paid, Amount	$ 295,323
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$215,212,828
Total number of portfolio holdings	1,479
Total advisory fees paid	$295,323
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.97%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.97%
Denver City & County School District No. 1, Series 2017, GO Bonds, 5.00%, 12/01/2031	0.76%
Colorado (State of), Series 2021 A, COP, 5.00%, 12/15/2026	0.76%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.73%
Wisconsin (State of), Series 2016-2, Ref. GO Bonds, 5.00%, 11/01/2029	0.72%
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB, 5.00%, 12/01/2046	0.71%
California (State of) Public Works Board, Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.62%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.62%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.60%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2017 C, Ref. GO Bonds, 5.00%, 08/01/2026	0.97%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.97%
Denver City & County School District No. 1, Series 2017, GO Bonds, 5.00%, 12/01/2031	0.76%
Colorado (State of), Series 2021 A, COP, 5.00%, 12/15/2026	0.76%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.73%
Wisconsin (State of), Series 2016-2, Ref. GO Bonds, 5.00%, 11/01/2029	0.72%
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB, 5.00%, 12/01/2046	0.71%
California (State of) Public Works Board, Series 2022 A, Ref. RB, 5.00%, 08/01/2026	0.62%
California (State of), Series 2018, GO Bonds, 5.00%, 10/01/2026	0.62%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.60%

C000203496 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 Municipal Bond ETF
Class Name	Invesco BulletShares 2027 Municipal Bond ETF
Trading Symbol	BSMR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2027 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 4.40%, differed from the return of the Index, 4.64%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | New York (City of), NY Transitional Finance Authority, 5.00% coupon, due 2/1/2039, followed by Texas (State of) Water Development Board, 5.00% coupon, due 10/15/2047.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | California (State of) Public Works Board, 5.00% coupon, due 10/1/2029 (no longer held at fiscal year-end), followed by San Francisco (County of), CA Transportation Authority, 3.00% coupon, due 2/1/2030 (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2027 Municipal Bond ETF — NAV Return	4.40%	0.72%
Invesco BulletShares 2027 Municipal Bond ETF — Market Price Return	4.22%	0.75%
Invesco BulletShares® Municipal Bond 2027 Index	4.64%	1.09%
Bloomberg Municipal Bond Index	6.09%	1.20%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 168,081,077
Holdings Count | Holding	1,288
Advisory Fees Paid, Amount	$ 218,134
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$168,081,077
Total number of portfolio holdings	1,288
Total advisory fees paid	$218,134
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB, 5.00%, 10/01/2034	0.73%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 12/01/2027	0.64%
Mississippi (State of), Series 2017 A, Ref. GO Bonds, 5.00%, 10/01/2030	0.64%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.63%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.62%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.62%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	0.62%
New York (State of) Dormitory Authority, Series 2018 A, RB, 5.00%, 10/01/2027	0.62%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.62%
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB, 5.00%, 02/15/2041	0.61%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB, 5.00%, 10/01/2034	0.73%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 12/01/2027	0.64%
Mississippi (State of), Series 2017 A, Ref. GO Bonds, 5.00%, 10/01/2030	0.64%
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB, 5.00%, 02/01/2039	0.63%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.62%
Clark (County of), NV, Series 2017, Ref. GO Bonds, 5.00%, 06/01/2030	0.62%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	0.62%
New York (State of) Dormitory Authority, Series 2018 A, RB, 5.00%, 10/01/2027	0.62%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.62%
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB, 5.00%, 02/15/2041	0.61%

C000209106 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 1000® Dynamic Multifactor ETF
Class Name	Invesco Russell 1000® Dynamic Multifactor ETF
Trading Symbol	OMFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000® Dynamic Multifactor ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Despite primarily investing in U.S. large- and mid-cap equities, the Fund underperformed the broader market primarily due to its significant underweight allocation to information technology, the strongest performing sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.39%, differed from the return of the Index, 8.76%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and health care sectors, respectively.
Positions | Berkshire Hathaway, Inc., Class B, a financials company, and NRG Energy, Inc., a utilities company.
What detracted from performance?
Sector Allocations |  Communication services sector, followed by the information technology sector.
Positions | Amazon.com, Inc., a consumer discretionary company, and Microsoft Corp., an Information Technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/08/17)
Invesco Russell 1000® Dynamic Multifactor ETF — NAV Return	8.39%	13.69%	13.11%
Invesco Russell 1000® Dynamic Multifactor ETF — Market Price Return	8.35%	13.66%	13.10%
Russell 1000® Invesco Dynamic Multifactor Index	8.76%	14.01%	13.44%
Russell 3000® Index	26.14%	15.19%	13.35%
Russell 1000® Index	26.60%	15.55%	13.75%

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 5,327,198,714
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 16,244,021
Investment Company Portfolio Turnover	267.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,327,198,714
Total number of portfolio holdings	252
Total advisory fees paid	$16,244,021
Portfolio turnover rate	267%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	5.56%
Costco Wholesale Corp.	5.03%
Meta Platforms, Inc., Class A	4.74%
Amazon.com, Inc.	4.56%
NVIDIA Corp.	4.56%
Microsoft Corp.	4.51%
Apple, Inc.	3.83%
Broadcom, Inc.	3.47%
Visa, Inc., Class A	3.01%
Eli Lilly and Co.	2.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	5.56%
Costco Wholesale Corp.	5.03%
Meta Platforms, Inc., Class A	4.74%
Amazon.com, Inc.	4.56%
NVIDIA Corp.	4.56%
Microsoft Corp.	4.51%
Apple, Inc.	3.83%
Broadcom, Inc.	3.47%
Visa, Inc., Class A	3.01%
Eli Lilly and Co.	2.80%
* Excluding money market fund holdings, if any.

C000209109 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 2000® Dynamic Multifactor ETF
Class Name	Invesco Russell 2000® Dynamic Multifactor ETF
Trading Symbol	OMFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 2000® Dynamic Multifactor ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it underperformed the broader small-cap segment of the market due to security selection in the financials and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 2000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.99%, differed from the return of the Index, 10.73%, primarily due to fees and expenses that the Fund incurred during the period, as well as trading commissions and brokerage fees.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and health care sectors, respectively.
Positions | Sprouts Farmers Market, Inc., a consumer staples company, and Tutor Perini Corp., an industrials company.
What detracted from performance?
Sector Allocations |  Communication services sector, followed by the real estate sector.
Positions | AMC Networks, Inc., Class A, a communication services company (no longer held at fiscal year-end), and Gray Television, Inc., a communication services company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/08/17)
Invesco Russell 2000® Dynamic Multifactor ETF — NAV Return	9.99%	10.43%	8.31%
Invesco Russell 2000® Dynamic Multifactor ETF — Market Price Return	9.74%	10.40%	8.31%
Russell 2000® Invesco Dynamic Multifactor Index	10.73%	10.99%	8.85%
Russell 3000® Index	26.14%	15.19%	13.35%
Russell 2000® Index	18.47%	9.68%	7.55%

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 278,564,867
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 1,361,668
Investment Company Portfolio Turnover	271.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$278,564,867
Total number of portfolio holdings	681
Total advisory fees paid	$1,361,668
Portfolio turnover rate	271%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Sprouts Farmers Market, Inc.	2.29%
Fabrinet	1.69%
Commvault Systems, Inc.	1.34%
Ensign Group, Inc. (The)	1.26%
Hamilton Lane, Inc., Class A	1.12%
CSW Industrials, Inc.	1.07%
Federal Signal Corp.	1.05%
Applied Industrial Technologies, Inc.	1.03%
Halozyme Therapeutics, Inc.	0.88%
Atmus Filtration Technologies, Inc.	0.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sprouts Farmers Market, Inc.	2.29%
Fabrinet	1.69%
Commvault Systems, Inc.	1.34%
Ensign Group, Inc. (The)	1.26%
Hamilton Lane, Inc., Class A	1.12%
CSW Industrials, Inc.	1.07%
Federal Signal Corp.	1.05%
Applied Industrial Technologies, Inc.	1.03%
Halozyme Therapeutics, Inc.	0.88%
Atmus Filtration Technologies, Inc.	0.84%
* Excluding money market fund holdings, if any.

C000213440 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 Corporate Bond ETF
Class Name	Invesco BulletShares 2029 Corporate Bond ETF
Trading Symbol	BSCT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.98%, differed from the return of the Index, 9.10%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the oil, gas & consumable fuels and health care providers & services industries, respectively.
Positions | AbbVie, Inc., 3.20% coupon, due 11/21/2029, a biotechnology company, followed by Verizon Communications, Inc., 4.02% coupon, due 12/3/2029, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  Distributors industry, followed by the interactive media & services industry.
Positions | Eli Lilly and Co., 4.20% coupon, due 8/14/2029, a pharmaceuticals company, followed by Genuine Parts Co., 4.95% coupon, due 8/15/2029, a distributors company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/12/19)
Invesco BulletShares 2029 Corporate Bond ETF — NAV Return	8.98%	1.69%
Invesco BulletShares 2029 Corporate Bond ETF — Market Price Return	9.10%	1.63%
Invesco BulletShares® USD Corporate Bond 2029 Index	9.10%	1.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.22%
Bloomberg U.S. Corporate Index	9.29%	1.04%

Performance Inception Date	Sep. 12, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,175,120,668
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 745,080
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,175,120,668
Total number of portfolio holdings	373
Total advisory fees paid	$745,080
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.58%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	1.32%
Verizon Communications, Inc., 4.02%, 12/03/2029	1.19%
Centene Corp., 4.63%, 12/15/2029	0.97%
International Business Machines Corp., 3.50%, 05/15/2029	0.96%
AT&T, Inc., 4.35%, 03/01/2029	0.91%
Fiserv, Inc., 3.50%, 07/01/2029	0.88%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.79%
AbbVie, Inc., 4.80%, 03/15/2029	0.78%
Wells Fargo & Co., 4.15%, 01/24/2029	0.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.58%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	1.32%
Verizon Communications, Inc., 4.02%, 12/03/2029	1.19%
Centene Corp., 4.63%, 12/15/2029	0.97%
International Business Machines Corp., 3.50%, 05/15/2029	0.96%
AT&T, Inc., 4.35%, 03/01/2029	0.91%
Fiserv, Inc., 3.50%, 07/01/2029	0.88%
Cisco Systems, Inc., 4.85%, 02/26/2029	0.79%
AbbVie, Inc., 4.80%, 03/15/2029	0.78%
Wells Fargo & Co., 4.15%, 01/24/2029	0.76%
* Excluding money market fund holdings, if any.

C000213441 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2027 High Yield Corporate Bond ETF
Trading Symbol	BSJR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 High Yield Corporate Bond ETF	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 10.84%, differed from the return of the Index, 11.33%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Media industry, followed by the hotels, restaurants & leisure and commercial services & supplies industries, respectively.
Positions | Dish Network Corp., 11.75% coupon, due 11/15/2027, a media company, followed by Carnival Corp., 5.75% coupon, due 3/1/2027, a hotels, restaurants & leisure company.
What detracted from performance?
Industry Allocations |  Communications equipment industry.
Positions | Ardagh Packaging Finance PLC, 5.25% coupon, due 8/15/2027, a containers & packaging company (no longer held at fiscal year-end), followed by CMG Media Corp., 8.88% coupon, due 12/15/2027, a media company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/12/19)
Invesco BulletShares 2027 High Yield Corporate Bond ETF — NAV Return	10.84%	3.37%
Invesco BulletShares 2027 High Yield Corporate Bond ETF — Market Price Return	10.72%	3.35%
Invesco BulletShares® USD High Yield Corporate Bond 2027 Index	11.33%	4.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.22%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.38%

Performance Inception Date	Sep. 12, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 287,513,586
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 728,994
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$287,513,586
Total number of portfolio holdings	159
Total advisory fees paid	$728,994
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.01%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027	2.80%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	2.45%
Carnival Corp., 5.75%, 03/01/2027	2.41%
Venture Global LNG, Inc., 9.88%, 02/01/2032	1.96%
Rakuten Group, Inc., 11.25%, 02/15/2027	1.72%
Community Health Systems, Inc., 5.63%, 03/15/2027	1.62%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.48%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.35%
Tenet Healthcare Corp., 6.25%, 02/01/2027	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
DISH Network Corp., 11.75%, 11/15/2027	3.01%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027	2.80%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	2.45%
Carnival Corp., 5.75%, 03/01/2027	2.41%
Venture Global LNG, Inc., 9.88%, 02/01/2032	1.96%
Rakuten Group, Inc., 11.25%, 02/15/2027	1.72%
Community Health Systems, Inc., 5.63%, 03/15/2027	1.62%
Nexstar Media, Inc., 5.63%, 07/15/2027	1.48%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027	1.35%
Tenet Healthcare Corp., 6.25%, 02/01/2027	1.32%
* Excluding money market fund holdings, if any.

C000213743 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 Municipal Bond ETF
Class Name	Invesco BulletShares 2029 Municipal Bond ETF
Trading Symbol	BSMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2029 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.02%, differed from the return of the Index, 5.44%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and operating expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | New York (City of), NY Transitional Finance Authority, 5.00% coupon, due 5/1/2040, followed by California (State of), 5.00% coupon, due 4/1/2029.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | Florida (State of) Higher Educational Facilities Financial Authority (St. Leo University), 5.00% coupon, due 3/1/2039, followed by California (State of), 5.00% coupon, due 10/1/2032.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/25/19)
Invesco BulletShares 2029 Municipal Bond ETF — NAV Return	5.02%	0.46%
Invesco BulletShares 2029 Municipal Bond ETF — Market Price Return	4.87%	0.46%
Invesco BulletShares® Municipal Bond 2029 Index	5.44%	0.63%
Bloomberg Municipal Bond Index	6.09%	1.20%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 122,731,323
Holdings Count | Holding	1,060
Advisory Fees Paid, Amount	$ 147,647
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$122,731,323
Total number of portfolio holdings	1,060
Total advisory fees paid	$147,647
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.99%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2032	0.94%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 04/01/2029	0.90%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2031	0.74%
Connecticut (State of), Series 2019 A, GO Bonds, 5.00%, 04/15/2032	0.67%
Illinois (State of) Toll Highway Authority, Series 2019 A, RB, 5.00%, 01/01/2044	0.62%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.57%
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB, 5.00%, 02/15/2044	0.51%
New Jersey (State of) Turnpike Authority, Series 2019 A, RB, 5.00%, 01/01/2048	0.47%
Maryland (State of), First Series 2019, GO Bonds, 5.00%, 03/15/2032	0.46%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2031	0.99%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2032	0.94%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 04/01/2029	0.90%
California (State of), Series 2019, Ref. GO Bonds, 5.00%, 10/01/2031	0.74%
Connecticut (State of), Series 2019 A, GO Bonds, 5.00%, 04/15/2032	0.67%
Illinois (State of) Toll Highway Authority, Series 2019 A, RB, 5.00%, 01/01/2044	0.62%
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB, 5.00%, 11/01/2035	0.57%
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB, 5.00%, 02/15/2044	0.51%
New Jersey (State of) Turnpike Authority, Series 2019 A, RB, 5.00%, 01/01/2048	0.47%
Maryland (State of), First Series 2019, GO Bonds, 5.00%, 03/15/2032	0.46%

C000213744 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 Municipal Bond ETF
Class Name	Invesco BulletShares 2030 Municipal Bond ETF
Trading Symbol	BSMU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2030 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.26%, differed from the return of the Index, 5.71%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and operating expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | Metropolitan Transportation Authority (Green Bonds), 5.00% coupon, due 11/15/2050, followed by New York (State of) Dormitory Authority, 5.00% coupon, due 2/15/2034.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | New York (City of), NY, 4.00% coupon, due 3/1/2036, followed by New York (State of) Dormitory Authority, 5.00% coupon, due 3/15/2030.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/16/20)
Invesco BulletShares 2030 Municipal Bond ETF — NAV Return	5.26%	(0.98)%
Invesco BulletShares 2030 Municipal Bond ETF — Market Price Return	4.91%	(1.05)%
Invesco BulletShares® Municipal Bond 2030 Index	5.71%	(0.70)%
Bloomberg Municipal Bond Index	6.09%	0.48%

Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Aug. 31, 2023
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 112,270,477
Holdings Count | Holding	925
Advisory Fees Paid, Amount	$ 141,746
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$112,270,477
Total number of portfolio holdings	925
Total advisory fees paid	$141,746
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	1.42%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.77%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.76%
Michigan (State of), Series 2020 B, RB, 5.00%, 11/15/2033	0.71%
California (State of), Series 2020, Ref. GO Bonds, 5.00%, 03/01/2035	0.64%
Omaha (City of), NE Public Power District, Series 2021 A, RB, 5.00%, 02/01/2046	0.62%
New York State Urban Development Corp., Series 2020 A, RB, 5.00%, 03/15/2036	0.60%
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds, 5.00%, 07/01/2045	0.58%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2045	0.54%
Sales Tax Securitization Corp., Series 2021 A, Ref. RB, 5.00%, 01/01/2030	0.54%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	1.42%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 5.00%, 02/15/2034	0.77%
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds, 5.00%, 08/01/2030	0.76%
Michigan (State of), Series 2020 B, RB, 5.00%, 11/15/2033	0.71%
California (State of), Series 2020, Ref. GO Bonds, 5.00%, 03/01/2035	0.64%
Omaha (City of), NE Public Power District, Series 2021 A, RB, 5.00%, 02/01/2046	0.62%
New York State Urban Development Corp., Series 2020 A, RB, 5.00%, 03/15/2036	0.60%
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds, 5.00%, 07/01/2045	0.58%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2045	0.54%
Sales Tax Securitization Corp., Series 2021 A, Ref. RB, 5.00%, 01/01/2030	0.54%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000221367 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2028 High Yield Corporate Bond ETF
Trading Symbol	BSJS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2028 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 High Yield Corporate Bond ETF	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 11.63%, differed from the return of the Index, 12.37%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Diversified telecommunication services industry, followed by the commercial services & supplies and oil, gas & consumable fuels industries, respectively.
Positions | NFP Corp., 6.88% coupon, due 8/15/2028, a capital markets company (no longer held at fiscal year-end), followed by Tenneco, Inc., 8.00% coupon, due 11/17/2028, an automobile components company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Level 3 Financing, Inc., 4.25% coupon, due 7/1/2028, a diversified telecommunication services company, followed by MPH Acquisition Holdings LLC, 5.75% coupon, due 11/1/2028, a commercial services & supplies company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/16/20)
Invesco BulletShares 2028 High Yield Corporate Bond ETF — NAV Return	11.63%	2.44%
Invesco BulletShares 2028 High Yield Corporate Bond ETF — Market Price Return	11.85%	2.57%
Invesco BulletShares® USD High Yield Corporate Bond 2028 Index	12.37%	2.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(1.65)%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.47%

Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 263,869,334
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 614,808
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$263,869,334
Total number of portfolio holdings	273
Total advisory fees paid	$614,808
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028	1.67%
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.40%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.35%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.32%
TransDigm, Inc., 6.75%, 08/15/2028	1.21%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.12%
DISH DBS Corp., 5.75%, 12/01/2028	1.05%
Sirius XM Radio, Inc., 4.00%, 07/15/2028	1.05%
Olympus Water US Holding Corp., 9.75%, 11/15/2028	1.02%
Tenneco, Inc., 8.00%, 11/17/2028	0.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028	1.67%
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.40%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	1.35%
Venture Global LNG, Inc., 8.13%, 06/01/2028	1.32%
TransDigm, Inc., 6.75%, 08/15/2028	1.21%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.12%
DISH DBS Corp., 5.75%, 12/01/2028	1.05%
Sirius XM Radio, Inc., 4.00%, 07/15/2028	1.05%
Olympus Water US Holding Corp., 9.75%, 11/15/2028	1.02%
Tenneco, Inc., 8.00%, 11/17/2028	0.99%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000221368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 Corporate Bond ETF
Class Name	Invesco BulletShares 2030 Corporate Bond ETF
Trading Symbol	BSCU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2030 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.51%, differed from the return of the Index, 9.62%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the banks and health care providers & services industries, respectively.
Positions | Pacific Gas & Electric Co., 4.55% coupon, due 7/1/2030, an electric utilities company, followed by Boeing Co. (The), 5.15% coupon, due 5/1/2030, an aerospace & defense company.
What detracted from performance?
Industry Allocations |  Entertainment industry.
Positions | Walgreens Boots Alliance, Inc., 3.20% coupon, due 4/15/2030, a consumer staples distribution & retail company (no longer held at fiscal year-end), followed by Activision Blizzard, Inc., 1.35% coupon, due 9/15/2030, an entertainment company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/16/20)
Invesco BulletShares 2030 Corporate Bond ETF — NAV Return	9.51%	(1.25)%
Invesco BulletShares 2030 Corporate Bond ETF — Market Price Return	9.71%	(1.24)%
Invesco BulletShares® USD Corporate Bond 2030 Index	9.62%	(1.19)%
Bloomberg U.S. Aggregate Bond Index	7.30%	(1.65)%
Bloomberg U.S. Corporate Index	9.29%	(1.07)%

Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Aug. 31, 2023
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 915,620,639
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 561,251
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$915,620,639
Total number of portfolio holdings	270
Total advisory fees paid	$561,251
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.99%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	1.34%
Amgen, Inc., 5.25%, 03/02/2030	1.26%
Philip Morris International, Inc., 5.13%, 02/15/2030	1.00%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.97%
Centene Corp., 3.00%, 10/15/2030	0.87%
Alphabet, Inc., 1.10%, 08/15/2030	0.85%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.81%
Centene Corp., 3.38%, 02/15/2030	0.80%
Amazon.com, Inc., 1.50%, 06/03/2030	0.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.99%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	1.34%
Amgen, Inc., 5.25%, 03/02/2030	1.26%
Philip Morris International, Inc., 5.13%, 02/15/2030	1.00%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.97%
Centene Corp., 3.00%, 10/15/2030	0.87%
Alphabet, Inc., 1.10%, 08/15/2030	0.85%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.81%
Centene Corp., 3.38%, 02/15/2030	0.80%
Amazon.com, Inc., 1.50%, 06/03/2030	0.77%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000225365 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Developed Dynamic Multifactor ETF
Class Name	Invesco International Developed Dynamic Multifactor ETF
Trading Symbol	IMFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Developed Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Developed Dynamic Multifactor ETF	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, developed market ex-US equities benefited from the beginnings of a global economic recovery and slowing inflation. Despite primarily investing in developed market ex-US equities, the Fund underperformed due to its individual security selection in the industrials and health care sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE Developed ex US Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.69%, differed from the return of the Index, 14.26%, primarily due to fees and expenses that the Fund incurred during the period, as well as trading commissions and brokerage fees.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and health care sectors, respectively.
Positions | Novartis AG, a health care company, and Fujikura Ltd., an industrials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Samsung Electronics Co. Ltd., an information technology company, and ASML Holding N.V., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (02/24/21)
Invesco International Developed Dynamic Multifactor ETF — NAV Return	13.69%	5.31%
Invesco International Developed Dynamic Multifactor ETF — Market Price Return	13.36%	4.30%
FTSE Developed ex US Invesco Dynamic Multifactor Index (Net)	14.26%	5.98%
MSCI EAFE® Index (Net)	19.40%	5.79%
FTSE Developed ex US Index (Net)	18.72%	5.20%

Performance Inception Date	Feb. 24, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the FTSE Developed ex US Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Aug. 31, 2023
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 466,979,414
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 1,194,853
Investment Company Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$466,979,414
Total number of portfolio holdings	360
Total advisory fees paid	$1,194,853
Portfolio turnover rate	156%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Novartis AG	5.41%
Novo Nordisk A/S, Class B	5.28%
SAP SE	4.24%
Samsung Electronics Co. Ltd.	4.08%
RELX PLC	2.52%
3i Group PLC	2.27%
L'Oreal S.A.	2.14%
Nintendo Co. Ltd.	2.13%
Investor AB, Class B	1.88%
Hermes International S.C.A.	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novartis AG	5.41%
Novo Nordisk A/S, Class B	5.28%
SAP SE	4.24%
Samsung Electronics Co. Ltd.	4.08%
RELX PLC	2.52%
3i Group PLC	2.27%
L'Oreal S.A.	2.14%
Nintendo Co. Ltd.	2.13%
Investor AB, Class B	1.88%
Hermes International S.C.A.	1.72%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000229787 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 Corporate Bond ETF
Class Name	Invesco BulletShares 2031 Corporate Bond ETF
Trading Symbol	BSCV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2031 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.60%, differed from the return of the Index, 9.68%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the health care providers & services and consumer finance industries, respectively.
Positions | Ally Financial, Inc., 8.00% coupon, due 11/1/2031, a consumer finance company, followed by Verizon Communications, Inc., 2.55% coupon, due 3/21/2031, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  Interactive media & services industry.
Positions | Meta Platforms, Inc., 4.55% coupon, due 8/15/2031, an interactive media & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/15/21)
Invesco BulletShares 2031 Corporate Bond ETF — NAV Return	9.60%	(2.64)%
Invesco BulletShares 2031 Corporate Bond ETF — Market Price Return	9.73%	(2.59)%
Invesco BulletShares® USD Corporate Bond 2031 Index	9.68%	(2.52)%
Bloomberg U.S. Aggregate Bond Index	7.30%	(2.22)%
Bloomberg U.S. Corporate Index	9.29%	(2.29)%

Performance Inception Date	Sep. 15, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 582,547,935
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 370,989
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$582,547,935
Total number of portfolio holdings	294
Total advisory fees paid	$370,989
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.36%
Orange S.A., 9.00%, 03/01/2031	1.26%
Oracle Corp., 2.88%, 03/25/2031	1.21%
AT&T, Inc., 2.75%, 06/01/2031	1.11%
Amazon.com, Inc., 2.10%, 05/12/2031	1.09%
Cisco Systems, Inc., 4.95%, 02/26/2031	1.08%
Apple, Inc., 1.65%, 02/08/2031	0.99%
T-Mobile USA, Inc., 3.50%, 04/15/2031	0.95%
Ally Financial, Inc., 8.00%, 11/01/2031	0.95%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Verizon Communications, Inc., 2.55%, 03/21/2031	1.36%
Orange S.A., 9.00%, 03/01/2031	1.26%
Oracle Corp., 2.88%, 03/25/2031	1.21%
AT&T, Inc., 2.75%, 06/01/2031	1.11%
Amazon.com, Inc., 2.10%, 05/12/2031	1.09%
Cisco Systems, Inc., 4.95%, 02/26/2031	1.08%
Apple, Inc., 1.65%, 02/08/2031	0.99%
T-Mobile USA, Inc., 3.50%, 04/15/2031	0.95%
Ally Financial, Inc., 8.00%, 11/01/2031	0.95%
Walt Disney Co. (The), 2.65%, 01/13/2031	0.94%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000229788 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Trading Symbol	BSJT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 High Yield Corporate Bond ETF	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 12.99%, differed from the return of the Index, 13.36%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Financial services industry, followed by the oil, gas & consumable fuels and hotels, restaurants & leisure industries, respectively.
Positions | Cloud Software Group, Inc., 9.00% coupon, due 9/30/2029, a software company, followed by Cloud Software Group, Inc., 6.50% coupon, due 3/31/2029, a software company.
What detracted from performance?
Industry Allocations |  Diversified consumer services.
Positions | CSC Holdings LLC, 11.75% coupon, due 1/31/2029, a media company, followed by Level 3 Financing, Inc., 3.63% coupon, due 1/15/2029, a diversified telecommunication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/15/21)
Invesco BulletShares 2029 High Yield Corporate Bond ETF — NAV Return	12.99%	0.77%
Invesco BulletShares 2029 High Yield Corporate Bond ETF — Market Price Return	13.36%	0.88%
Invesco BulletShares® USD High Yield Corporate Bond 2029 Index	13.36%	1.13%
Bloomberg U.S. Aggregate Bond Index	7.30%	(2.22)%
Bloomberg U.S. Corporate High Yield Index	12.55%	2.42%

Performance Inception Date	Sep. 15, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 103,084,596
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 193,866
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$103,084,596
Total number of portfolio holdings	381
Total advisory fees paid	$193,866
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Medline Borrower L.P., 3.88%, 04/01/2029	1.59%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.47%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.34%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.31%
TransDigm, Inc., 6.38%, 03/01/2029	1.06%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	0.97%
Medline Borrower L.P., 5.25%, 10/01/2029	0.92%
Staples, Inc., 10.75%, 09/01/2029	0.83%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.80%
Carnival Corp., 6.00%, 05/01/2029	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Medline Borrower L.P., 3.88%, 04/01/2029	1.59%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.47%
Cloud Software Group, Inc., 9.00%, 09/30/2029	1.34%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.31%
TransDigm, Inc., 6.38%, 03/01/2029	1.06%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	0.97%
Medline Borrower L.P., 5.25%, 10/01/2029	0.92%
Staples, Inc., 10.75%, 09/01/2029	0.83%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.80%
Carnival Corp., 6.00%, 05/01/2029	0.78%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000229789 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 Municipal Bond ETF
Class Name	Invesco BulletShares 2031 Municipal Bond ETF
Trading Symbol	BSMV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2031 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Municipal Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.64%, differed from the return of the Index, 5.82%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | Connecticut (State of), 5.00% coupon, due 5/1/2041, followed by New York (City of), NY, 5.00% coupon, due 3/1/2044.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | Michigan (State of), 4.00% coupon, due 11/15/2036, followed by New York (City of), NY Transitional Finance Authority, 4.00% coupon, due 8/1/2039.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/15/21)
Invesco BulletShares 2031 Municipal Bond ETF — NAV Return	5.64%	(3.02)%
Invesco BulletShares 2031 Municipal Bond ETF — Market Price Return	5.23%	(3.17)%
Invesco BulletShares® Municipal Bond 2031 Index	5.82%	(3.04)%
Bloomberg Municipal Bond Index	6.09%	(0.49)%

Performance Inception Date	Sep. 15, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 74,149,539
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 94,966
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$74,149,539
Total number of portfolio holdings	757
Total advisory fees paid	$94,966
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB, 4.00%, 01/01/2042	0.94%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.88%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.77%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	0.76%
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds, 5.00%, 09/01/2048	0.72%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.71%
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB, 5.00%, 03/15/2031	0.67%
Connecticut (State of), Series 2021 A, RB, 5.00%, 05/01/2041	0.63%
Illinois (State of), Series 2021 A, GO Bonds, 5.00%, 03/01/2034	0.62%
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds, 5.00%, 03/01/2035	0.61%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB, 4.00%, 01/01/2042	0.94%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.88%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.77%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	0.76%
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds, 5.00%, 09/01/2048	0.72%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.71%
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB, 5.00%, 03/15/2031	0.67%
Connecticut (State of), Series 2021 A, RB, 5.00%, 05/01/2041	0.63%
Illinois (State of), Series 2021 A, GO Bonds, 5.00%, 03/01/2034	0.62%
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds, 5.00%, 03/01/2035	0.61%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000237719 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 Corporate Bond ETF
Class Name	Invesco BulletShares 2032 Corporate Bond ETF
Trading Symbol	BSCW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2032 Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 9.58%, differed from the return of the Index, 9.64%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Electric utilities industry, followed by the oil, gas & consumable fuels and diversified telecommunication services industries, respectively.
Positions | AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30% coupon, due 1/30/2032, a financial services company, followed by Verizon Communications, Inc., 2.36% coupon, due 3/15/2032, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  Industrial conglomerates industry.
Positions | UnitedHealth Group, Inc., 4.95% coupon, due 1/15/2032, a health care providers & services company, followed by Honeywell International, Inc., 4.75% coupon, due 2/1/2032, an industrial conglomerates company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/08/22)
Invesco BulletShares 2032 Corporate Bond ETF — NAV Return	9.58%	6.52%
Invesco BulletShares 2032 Corporate Bond ETF — Market Price Return	9.73%	6.61%
Invesco BulletShares® USD Corporate Bond 2032 Index	9.64%	5.92%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.44%
Bloomberg U.S. Corporate Index	9.29%	5.64%

Performance Inception Date	Sep. 08, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 564,497,884
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 352,358
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$564,497,884
Total number of portfolio holdings	238
Total advisory fees paid	$352,358
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	2.12%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.90%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.73%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.39%
Sprint Capital Corp., 8.75%, 03/15/2032	1.23%
Oracle Corp., 6.25%, 11/09/2032	1.20%
Amazon.com, Inc., 3.60%, 04/13/2032	1.16%
Amazon.com, Inc., 4.70%, 12/01/2032	1.12%
Ford Motor Co., 3.25%, 02/12/2032	1.03%
AT&T, Inc., 2.25%, 02/01/2032	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	2.12%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.90%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.73%
Meta Platforms, Inc., 3.85%, 08/15/2032	1.39%
Sprint Capital Corp., 8.75%, 03/15/2032	1.23%
Oracle Corp., 6.25%, 11/09/2032	1.20%
Amazon.com, Inc., 3.60%, 04/13/2032	1.16%
Amazon.com, Inc., 4.70%, 12/01/2032	1.12%
Ford Motor Co., 3.25%, 02/12/2032	1.03%
AT&T, Inc., 2.25%, 02/01/2032	1.02%
* Excluding money market fund holdings, if any.

C000237720 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Trading Symbol	BSJU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2030 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 High Yield Corporate Bond ETF	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.52%, differed from the return of the Index, 14.30%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Health care providers & services industry, followed by the oil, gas & consumable fuels and hotels, restaurants & leisure industries, respectively.
Positions | athenahealth Group, Inc., 6.50% coupon, due 2/15/2030, a health care technology company, followed by Intelsat Jackson Holdings S.A., 6.50% coupon, due 3/15/2030, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  Ground transportation industry, followed by the automobiles industry.
Positions | Gray Television, Inc. 4.75% coupon, due 10/15/2030, a media company, followed by Ford Motor Credit Co. LLC, 4.00% coupon, due 11/13/2030, an automobiles company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (09/08/22)
Invesco BulletShares 2030 High Yield Corporate Bond ETF — NAV Return	13.52%	9.39%
Invesco BulletShares 2030 High Yield Corporate Bond ETF — Market Price Return	13.46%	9.12%
Invesco BulletShares® USD High Yield Corporate Bond 2030 Index	14.30%	9.99%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.44%
Bloomberg U.S. Corporate High Yield Index	12.55%	9.69%

Performance Inception Date	Sep. 08, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 60,074,902
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 151,227
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$60,074,902
Total number of portfolio holdings	151
Total advisory fees paid	$151,227
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	2.69%
Intelsat Jackson Holdings S.A., 6.50%, 03/15/2030	2.41%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	2.37%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	2.26%
DaVita, Inc., 4.63%, 06/01/2030	2.21%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.88%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.73%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.69%
McAfee Corp., 7.38%, 02/15/2030	1.62%
Weatherford International Ltd., 8.63%, 04/30/2030	1.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	2.69%
Intelsat Jackson Holdings S.A., 6.50%, 03/15/2030	2.41%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	2.37%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	2.26%
DaVita, Inc., 4.63%, 06/01/2030	2.21%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.88%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.73%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.69%
McAfee Corp., 7.38%, 02/15/2030	1.62%
Weatherford International Ltd., 8.63%, 04/30/2030	1.38%
* Excluding money market fund holdings, if any.

C000237721 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 Municipal Bond ETF
Class Name	Invesco BulletShares 2032 Municipal Bond ETF
Trading Symbol	BSMW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2032 Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Municipal Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.90%, differed from the return of the Index, 6.39%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | California (State of), 3.00% coupon, due 9/1/2032, followed by New Jersey (State of), 4.00% coupon, due 6/1/2032.
What detracted from performance?
State Allocations |  Mississippi bonds.
Positions | California (State of), 5.00% coupon, due 9/1/2035, followed by University of Mississippi Educational Building Corp., 4.50% coupon, due 10/1/2052.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (03/01/23)
Invesco BulletShares 2032 Municipal Bond ETF — NAV Return	5.90%	4.44%
Invesco BulletShares 2032 Municipal Bond ETF — Market Price Return	5.84%	4.48%
Invesco BulletShares® Municipal Bond 2032 Index	6.39%	4.93%
Bloomberg Municipal Bond Index	6.09%	4.76%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 76,211,529
Holdings Count | Holding	790
Advisory Fees Paid, Amount	$ 95,624
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$76,211,529
Total number of portfolio holdings	790
Total advisory fees paid	$95,624
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2041	0.98%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2046	0.79%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.78%
Illinois (State of) Toll Highway Authority, Series 2021 A, RB, 5.00%, 01/01/2046	0.77%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.72%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.71%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.68%
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB, 5.00%, 03/15/2048	0.66%
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB, 4.00%, 05/15/2046	0.65%
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB, 5.00%, 06/15/2032	0.61%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2041	0.98%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 03/15/2046	0.79%
California (State of), Series 2022, Ref. GO Bonds, 5.00%, 09/01/2035	0.78%
Illinois (State of) Toll Highway Authority, Series 2021 A, RB, 5.00%, 01/01/2046	0.77%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.72%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.71%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.68%
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB, 5.00%, 03/15/2048	0.66%
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB, 4.00%, 05/15/2046	0.65%
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB, 5.00%, 06/15/2032	0.61%

C000244604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 Corporate Bond ETF
Class Name	Invesco BulletShares 2033 Corporate Bond ETF
Trading Symbol	BSCX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2033 Corporate Bond ETF (the “Fund”) for the period September 18, 2023 (commencement of operations) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco BulletShares 2033 Corporate Bond ETF	$10	0.10%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.10%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 11.44%, differed from the return of the Index, 11.62%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the electric utilities and banks industries, respectively.
Positions | Amgen, Inc., 5.25% coupon, due 3/2/2033, a biotechnology company, followed by AT&T, Inc., 2.55% coupon, due 12/1/2033, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (09/20/23)
Invesco BulletShares 2033 Corporate Bond ETF — NAV Return	11.44%
Invesco BulletShares 2033 Corporate Bond ETF — Market Price Return	11.53%
Invesco BulletShares® USD Corporate Bond 2033 Index	11.62%
Bloomberg U.S. Aggregate Bond Index	8.70%
Bloomberg U.S. Corporate Index	10.58%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 341,461,189
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 161,227
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$341,461,189
Total number of portfolio holdings	238
Total advisory fees paid	$161,227
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.96%
AT&T, Inc., 2.55%, 12/01/2033	1.39%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.18%
Enbridge, Inc., 5.70%, 03/08/2033	1.08%
Philip Morris International, Inc., 5.38%, 02/15/2033	1.03%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	1.01%
Intel Corp., 5.20%, 02/10/2033	1.00%
Banco Santander S.A., 6.92%, 08/08/2033	0.97%
UnitedHealth Group, Inc., 5.35%, 02/15/2033	0.94%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.96%
AT&T, Inc., 2.55%, 12/01/2033	1.39%
T-Mobile USA, Inc., 5.05%, 07/15/2033	1.18%
Enbridge, Inc., 5.70%, 03/08/2033	1.08%
Philip Morris International, Inc., 5.38%, 02/15/2033	1.03%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	1.01%
Intel Corp., 5.20%, 02/10/2033	1.00%
Banco Santander S.A., 6.92%, 08/08/2033	0.97%
UnitedHealth Group, Inc., 5.35%, 02/15/2033	0.94%
Verizon Communications, Inc., 4.50%, 08/10/2033	0.93%
* Excluding money market fund holdings, if any.

C000244605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Trading Symbol	BSJV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2031 High Yield Corporate Bond ETF (the “Fund”) for the period September 18, 2023 (commencement of operations) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco BulletShares 2031 High Yield Corporate Bond ETF	$43	0.42%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.

Expenses Paid, Amount	$ 43	[3]
Expense Ratio, Percent	0.42%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.53%, differed from the return of the Index, 14.23%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the hotels, restaurants & leisure and media industries, respectively.
Positions | Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13% coupon, due 4/30/2031, a pharmaceuticals company, followed by Venture Global LNG, Inc., 8.38% coupon, due 6/1/2031, an oil, gas & consumable fuels company.
What detracted from performance?
Industry Allocations |  Consumer finance industry, followed by the energy equipment & services industry.
Positions | Scripps Escrow II, Inc., 5.38% coupon, due 1/15/2031, an interactive media & services company (no longer held at fiscal year-end), followed by CSC Holdings LLC, 3.38% coupon, due 2/15/2031, a media company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (09/20/23)
Invesco BulletShares 2031 High Yield Corporate Bond ETF — NAV Return	13.53%
Invesco BulletShares 2031 High Yield Corporate Bond ETF — Market Price Return	13.85%
Invesco BulletShares USD® High Yield Corporate Bond 2031 Index	14.23%
Bloomberg U.S. Aggregate Bond Index	8.70%
Bloomberg U.S. Corporate High Yield Index	12.88%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 29,316,845
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 69,642
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$29,316,845
Total number of portfolio holdings	151
Total advisory fees paid	$69,642
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.77%
UKG, Inc., 6.88%, 02/01/2031	2.33%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	2.31%
Venture Global LNG, Inc., 8.38%, 06/01/2031	2.14%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.87%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031	1.66%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.38%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031	1.34%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.24%
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Panther Escrow Issuer LLC, 7.13%, 06/01/2031	2.77%
UKG, Inc., 6.88%, 02/01/2031	2.33%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	2.31%
Venture Global LNG, Inc., 8.38%, 06/01/2031	2.14%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.87%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031	1.66%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.38%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031	1.34%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.24%
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031	1.21%
* Excluding money market fund holdings, if any.

C000244606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 Municipal Bond ETF
Class Name	Invesco BulletShares 2033 Municipal Bond ETF
Trading Symbol	BSSX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2033 Municipal Bond ETF (the “Fund”) for the period September 18, 2023 (commencement of operations) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco BulletShares 2033 Municipal Bond ETF	$18	0.18%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.

Expenses Paid, Amount	$ 18	[5]
Expense Ratio, Percent	0.18%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, the municipal bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.84%, differed from the return of the Index, 7.64%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | New York (State of) Dormitory Authority, 2.00% coupon, due 7/1/2033, followed by Washington (State of) (Bid Group 3), 5.00% coupon, due 2/1/2044.
What detracted from performance?
State Allocations |  Oklahoma bonds, followed by Minnesota bonds.
Positions | California (State of), 3.00% coupon, due 9/1/2033, followed by New York (City of), NY Transitional Finance Authority, 5.25% coupon, due 5/1/2048.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (09/20/23)
Invesco BulletShares 2033 Municipal Bond ETF — NAV Return	7.84%
Invesco BulletShares 2033 Municipal Bond ETF — Market Price Return	8.08%
Invesco BulletShares® Municipal Bond 2033 Index	7.64%
Bloomberg Municipal Bond Index	6.66%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 49,605,960
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 43,930
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$49,605,960
Total number of portfolio holdings	584
Total advisory fees paid	$43,930
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00%, 05/01/2048	1.54%
California (State of), Series 2023, GO Bonds, 5.00%, 10/01/2045	1.35%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	1.32%
New York (City of), NY, Subseries 2023 E-1, GO Bonds, 5.00%, 04/01/2035	1.16%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	1.14%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	1.12%
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB, 5.00%, 06/15/2046	1.11%
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, 5.00%, 02/15/2053	1.09%
Illinois (State of), Series 2023 C, GO Bonds, 5.00%, 12/01/2048	1.08%
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB, 5.00%, 11/15/2041	0.86%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00%, 05/01/2048	1.54%
California (State of), Series 2023, GO Bonds, 5.00%, 10/01/2045	1.35%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	1.32%
New York (City of), NY, Subseries 2023 E-1, GO Bonds, 5.00%, 04/01/2035	1.16%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	1.14%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	1.12%
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB, 5.00%, 06/15/2046	1.11%
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, 5.00%, 02/15/2053	1.09%
Illinois (State of), Series 2023 C, GO Bonds, 5.00%, 12/01/2048	1.08%
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB, 5.00%, 11/15/2041	0.86%

C000250315 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2034 Corporate Bond ETF
Class Name	Invesco BulletShares 2034 Corporate Bond ETF
Trading Symbol	BSCY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) for the period June 10, 2024 (commencement of operations) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco BulletShares 2034 Corporate Bond ETF	$2	0.10%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.

Expenses Paid, Amount	$ 2	[7]
Expense Ratio, Percent	0.10%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 3.95%, differed from the return of the Index, 3.99%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Electric utilities industry, followed by the oil, gas & consumable fuels and health care providers & services industries, respectively.
Positions | Bristol-Myers Squibb Co., 5.20% coupon, due 2/22/2034, a pharmaceuticals company, followed by AT&T, Inc., 5.40% coupon, due 2/15/2034, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations |  Health care REITs industry.
Positions | Takeda Pharmaceutical Co. Ltd., 5.30% coupon, due 7/5/2034, a pharmaceuticals company, followed by MetLife, Inc., 5.30% coupon, due 12/15/2034, an insurance company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (06/12/24)
Invesco BulletShares 2034 Corporate Bond ETF — NAV Return	3.95%
Invesco BulletShares 2034 Corporate Bond ETF — Market Price Return	4.15%
Invesco BulletShares® USD Corporate Bond 2034 Index	3.99%
Bloomberg U.S. Aggregate Bond Index	3.61%
Bloomberg US Corporate Index	3.55%

Performance Inception Date	Jun. 12, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 15,578,448
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 1,674
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$15,578,448
Total number of portfolio holdings	214
Total advisory fees paid	$1,674
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.65%
AT&T, Inc., 5.40%, 02/15/2034	1.52%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	1.40%
Cisco Systems, Inc., 5.05%, 02/26/2034	1.40%
Citibank N.A., 5.57%, 04/30/2034	1.15%
Aon North America, Inc., 5.45%, 03/01/2034	1.00%
Home Depot, Inc. (The), 4.95%, 06/25/2034	0.99%
Verizon Communications, Inc., 4.40%, 11/01/2034	0.99%
Philip Morris International, Inc., 5.25%, 02/13/2034	0.99%
MPLX L.P., 5.50%, 06/01/2034	0.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.65%
AT&T, Inc., 5.40%, 02/15/2034	1.52%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	1.40%
Cisco Systems, Inc., 5.05%, 02/26/2034	1.40%
Citibank N.A., 5.57%, 04/30/2034	1.15%
Aon North America, Inc., 5.45%, 03/01/2034	1.00%
Home Depot, Inc. (The), 4.95%, 06/25/2034	0.99%
Verizon Communications, Inc., 4.40%, 11/01/2034	0.99%
Philip Morris International, Inc., 5.25%, 02/13/2034	0.99%
MPLX L.P., 5.50%, 06/01/2034	0.92%
* Excluding money market fund holdings, if any.

C000250316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Trading Symbol	BSJW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) for the period June 10, 2024 (commencement of operations) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco BulletShares 2032 High Yield Corporate Bond ETF	$10	0.42%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.

Expenses Paid, Amount	$ 10	[9]
Expense Ratio, Percent	0.42%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 4.02%, differed from the return of the Index, 4.18%, primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by positive effects of the sampling approach employed by the portfolio management team.
What contributed to performance?
Industry Allocations |  Hotels, restaurants & leisure industry, followed by the oil, gas & consumable fuels and insurance industries, respectively.
Positions | CCO Holdings LLC/CCO Holdings Capital Corp., 4.50% coupon, due 5/1/2032, a media company, followed by Ardonagh Group Finance Ltd., 8.88% coupon, due 2/15/2032, an insurance company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (06/12/24)
Invesco BulletShares 2032 High Yield Corporate Bond ETF — NAV Return	4.02%
Invesco BulletShares 2032 High Yield Corporate Bond ETF — Market Price Return	4.06%
Invesco BulletShares® USD High Yield Corporate Bond 2032 Index	4.18%
Bloomberg U.S. Aggregate Bond Index	3.61%
Bloomberg U.S. Corporate High Yield Index	3.59%

Performance Inception Date	Jun. 12, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 5,164,257
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 4,722
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,164,257
Total number of portfolio holdings	76
Total advisory fees paid	$4,722
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.63%, 03/01/2032	3.43%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	3.31%
Community Health Systems, Inc., 10.88%, 01/15/2032	3.15%
Block, Inc., 6.50%, 05/15/2032	3.02%
HUB International Ltd., 7.38%, 01/31/2032	3.01%
Cloud Software Group, Inc., 8.25%, 06/30/2032	2.64%
Caesars Entertainment, Inc., 6.50%, 02/15/2032	2.39%
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032	2.08%
Vallourec S.A., 7.50%, 04/15/2032	2.04%
Wand NewCo 3, Inc., 7.63%, 01/30/2032	2.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.63%, 03/01/2032	3.43%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	3.31%
Community Health Systems, Inc., 10.88%, 01/15/2032	3.15%
Block, Inc., 6.50%, 05/15/2032	3.02%
HUB International Ltd., 7.38%, 01/31/2032	3.01%
Cloud Software Group, Inc., 8.25%, 06/30/2032	2.64%
Caesars Entertainment, Inc., 6.50%, 02/15/2032	2.39%
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032	2.08%
Vallourec S.A., 7.50%, 04/15/2032	2.04%
Wand NewCo 3, Inc., 7.63%, 01/30/2032	2.03%
* Excluding money market fund holdings, if any.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[4]	Annualized.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[6]	Annualized.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[8]	Annualized.
[9]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[10]	Annualized.